Summary of Significant Accounting Policies - Schedule of Cash and Available-For-Sale Securities' Cost, Gross Unrealized Losses and Fair Value by Significant Investment Category (Detail) - USD ($)
$ in Thousands
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 60,494
Gross Unrealized Losses	(62)
Fair Value	60,432
Cash and cash equivalents	20,762	$ 12,078	$ 7,626	$ 19,197	$ 18,747
Marketable securities	39,670
Cash [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	13,711
Fair Value	13,711
Cash and cash equivalents	13,711
Level 1 [Member] | Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	3,057
Fair Value	3,057
Cash and cash equivalents	3,057
Level 2 [Member] | Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	43,726
Gross Unrealized Losses	(62)
Fair Value	43,664
Cash and cash equivalents	3,994
Marketable securities	$ 39,670